CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Cost of goods sold	(5,544.3)	(3,815.3)	(3,561.4)
Gross profit	960.3	602.9	297.0
Selling, general and administrative expenses	(879.1)	(676.7)	(698.7)
Income (loss) from operations	81.2	(73.8)	(401.7)
Other income (expense):
Interest income	14.3	9.8	4.9
Interest expense	(134.9)	(145.4)	(119.4)
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Amortization of debt issuance costs	(8.1)	(7.9)	(5.0)
Other income (expense) - net	139.7	(19.6)	0.7
Income (loss) from continuing operations before income taxes	84.5	(238.3)	(523.8)
(Provision for) benefit from income taxes	(50.4)	26.8	117.4
Income (loss) from continuing operations	34.1	(211.5)	(406.4)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss)	40.7	362.5	(397.3)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4.0)	(1.1)
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Amounts attributable to Terex Corporation common stockholders:
Income (loss) from continuing operations	38.6	(215.5)	(407.5)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$ 45.2	$ 358.5	$ (398.4)
Basic Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.30	$ (3.88)
Diluted Earnings (Loss) per Share Attributable to Terex Corporation Common Stockholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.35	$ (1.98)	$ (3.97)
Income (loss) from discontinued operations - net of tax (in dollars per share)	$ 0.05	$ (0.14)	$ 0.21
Gain (loss) on disposition of discontinued operations - net of tax (in dollars per share)	$ 0.01	$ 5.42	$ (0.12)
Net income (loss) attributable to Terex Corporation (in dollars per share)	$ 0.41	$ 3.30	$ (3.88)
Weighted average number of shares outstanding in per share calculation
Basic (in shares)	109.5	108.7	102.6
Diluted (in shares)	110.7	108.7	102.6